Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Administration expenses
Fees, salaries and other employee benefits	$ 3,302	$ 4,201
Legal and professional fees	316	171
Marketing and investor relations	1,453	1,024
Insurance	202	37
Office and administration	603	652
Regulatory, transfer agent and shareholder information	319	275
	6,195	6,360
Other expenses (income):
Project investigation costs	105	224
Accretion of provision for site reclamation and closure	39	25
Interest and other income	(247)	(66)
Amortization of flow-through share premium (note 10)	(5,966)	(2,319)
Loss on marketable securities (note 6)	200	11
Foreign exchange loss	4	20
	(5,865)	(2,105)
Loss for the period	330	4,255
Other comprehensive loss (income), net of tax
Unrealized currency loss (gain) on translation of foreign operations	285	(29)
Other comprehensive loss (income) for the period	285	(29)
Total comprehensive loss for the period	$ 615	$ 4,226
Basic and diluted loss per share (in CAD per share)	$ 0	$ 0.07
Basic and diluted weighted average number of shares outstanding (note 17) (in shares)	76,668,827	58,065,635